Reserves for unpaid losses and loss adjustment expenses - Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2014
Reserves for unpaid losses and loss adjustment expenses
Asbestos three year net paid survival ratio	10 years 2 months 12 days	8 years 9 months 18 days
Environmental three year net paid survival ratio	4 years 3 months 18 days	4 years 9 months 18 days
Asbestos, Gross:
Beginning balance, Gross	$ 187.0	$ 193.5	$ 215.8
Incurred losses and LAE, Gross	96.9	15.3	(0.3)
Paid losses and LAE, Gross	(24.7)	(21.8)	(22.0)
Beginning balance, Gross	259.2	187.0	193.5
Asbestos, Net:
Beginning balance, Net	166.4	172.9	192.8
Incurred losses and LAE, Net	59.0	13.6	(0.5)
Paid losses and LAE, Net	(20.8)	(20.1)	(19.4)
Ending balance, Net	204.6	166.4	172.9
Environmental Claims, Gross:
Beginning balance, Gross	18.5	21.5	22.7
Incurred losses and LAE, Gross	2.9	0.4	3.0
Paid losses and LAE, Gross	(4.7)	(3.4)	(4.2)
Ending balance, Gross	16.7	18.5	21.5
Environmental Claims, Net:
Beginning balance, Net	13.9	16.8	17.4
Incurred losses and LAE, Net	6.1	0.4	3.0
Paid losses and LAE, Net	(4.0)	(3.3)	(3.6)
Ending balance, Net	16.0	13.9	16.8
Total asbestos and environmental, Gross:
Beginning balance, Gross	205.5	215.0	238.5
Incurred losses and LAE, Gross	99.8	15.7	2.7
Paid losses and LAE, Gross	(29.4)	(25.2)	(26.2)
Ending balance, Gross	275.9	205.5	215.0
Total asbestos and environmental, Net:
Beginning balance, Net	180.3	189.7	210.2
Incurred losses and LAE, Net	65.1	14.0	2.5
Paid losses and LAE, Net	(24.8)	(23.4)	(23.0)
Ending balance, Net	220.6	180.3	189.7
Net loss reserves by type
Case Reserve	833.9	738.3
IBNR Reserve	744.9	590.3
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,578.8	$ 1,328.6	$ 1,361.3	$ 1,542.0	$ 1,468.8	$ 1,581.8	$ 1,354.6	$ 1,487.6